DEBT	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
DEBT [Text Block]

7.  DEBT

A summary of debt transactions is as follows:

	2022	2021
Project Financing Facility
Balance, beginning of year	$87,168	$28,967
Drawdown	-	60,000
Transaction costs amortized	-	(2,066)
Accretion	3,864	266
Interest expense	6,523	3,437
Interest payments	(7,555)	(3,436)
Debt repayment	(90,000)	-
Balance, end of year	$-	$87,168

Term Facility
Drawdown	$50,000	$-
Transaction costs	(417)	-
Accretion	8	-
Interest expense	354	-
Interest payments	(354)	-
Balance, end of year	$49,591	$-

Total debt	$49,591	$87,168
Less: current portion	(13,393)	-
Long-term debt	$36,198	$87,168

Project Financing Facility

On December 31, 2020, the Company's subsidiary entered into a secured project financing facility (the "Project Financing Facility") of up to $120,000. All amounts borrowed were due on December 31, 2024. The Company drew $30,000 on December 31, 2020, as required, and made drawdowns of $30,000 on both August 31, 2021 and December 30, 2021. The Company did not draw down the last $30 million and as such reclassified $1,032 of related transaction costs from prepaid expenses and other to mineral property, plant, and equipment as capitalized borrowing costs.

Amounts borrowed under the Project Financing Facility incurred interest at a rate of 6.95% per annum plus the greater of either 3-month LIBOR or 1.5%. During 2022, $7,391 (2021 - $3,703) of borrowing costs incurred prior to the declaration of commercial production was capitalized as mineral property, plant, and equipment and $2,996 (2021 - $Nil) of borrowing costs incurred post declaration of commercial production was expensed in the consolidated statement of income (loss) and comprehensive income (loss).

The Company held a balance of $90,000 under the Project Financing Facility throughout the majority of the year until November 29, 2022, when the Company repaid the total principal of $90,000 and all outstanding accrued interest. As result of the prepayment, the Company incurred and expensed a prepayment fee of 3% on the outstanding balance, totalling $2,748.

Credit Facility

On November 29, 2022, the Company refinanced its Project Financing Facility, of which only $90,000 was drawn, with a new $120,000 senior secured credit facility (the "Credit Facility") through a syndicate of two banks. The Credit Facility includes a $50,000 term facility ("Term Facility") and a $70,000 revolving facility ("Revolving Facility"). On closing of the Credit Facility, the Company fully drew the $50,000 Term Facility and used $40,000 of available cash to repay the outstanding $90,000 Project Financing Facility. The Revolving Facility of $70,000 will be available to the Company until November 27, 2026, for general corporate purposes and working capital (funds available to meet current, short-term obligations), subject to customary terms and conditions. As at December 31, 2022, there had been no draws on the Revolving Facility.

The Term Facility has a 3-year term and repayment is in consecutive equal quarterly instalments of $4,500 commencing June 30, 2023, until the maturity date of November 28, 2025. The Revolving Facility has a 4-year term with a maturity date of November 27, 2026. Both the Term Facility and Revolving Facility bear interest at a rate based initially on an adjusted Term secured overnight financing rate as administered by the Federal Reserve Bank of New York ("SOFR"), plus an applicable margin ranging from 2.50% to 3.75% which Term SOFR margin has been set at 3.00% until June 30, 2023. The undrawn portion of the Revolving Facility is subject to a standby fee ranging from 0.5625% to 0.8428% per annum.

All debts under the Credit Facility are guaranteed by the Company and its subsidiaries and secured by the assets of the Company and NorCrest Metals Inc. (a subsidiary of the Company) and pledges of the securities of the Company's subsidiaries. The Credit Facility includes certain covenants that are calculated and reported each fiscal quarter. As at December 31, 2022, the Company was in compliance with all covenants.